Summary of Significant Accounting Policies - Summary of Adoption of IFRS 16 On Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019
Accounting Policies [Abstract]
Operating lease commitments disclosed as of December 31, 2018	R$ 209,318
Discounted using the incremental borrowing rate of at the date of initial application	(60,099)
(Less): short-term leases recognized on a straight-line basis as expense	(725)
Lease liability recognized as of January 1, 2019	R$ 148,494	R$ 255,406	R$ 148,494